Long-Term Debt - Disclosure of the Movement of the Corporation's Long-Term Debt Balance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Long Term Debt [Line Items]
New debt	$ 4,894
Translation	(21,245)
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening balance	3,479,823
New debt	0
Principal payments	(485,750)
Interest Accretion	20,336
Translation	0
Closing balance	3,014,409
Loan payable to non-controlling interests
Disclosure Of Long Term Debt [Line Items]
Opening balance	35,147
New debt	4,894
Principal payments	(38,941)
Interest Accretion	0
Translation	(1,100)
Closing balance	0
Previous USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Opening balance	5,446,958
Principal payments	(524,691)
Interest Accretion	25,259
Closing balance	4,931,175
Previous EUR first lien term loan
Disclosure Of Long Term Debt [Line Items]
Opening balance	951,980
New debt	0
Principal payments	0
Interest Accretion	2,898
Translation	(20,145)
Closing balance	934,733
USD second lien term loan
Disclosure Of Long Term Debt [Line Items]
Opening balance	980,008
New debt	0
Principal payments	0
Interest Accretion	2,025
Translation	0
Closing balance	$ 982,033